Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,390,443
Proposed Maximum Offering Price per Unit	11.06
Maximum Aggregate Offering Price	$ 15,378,299.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,354.42
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. The amount registered includes 150,000 shares of common stock, par value $0.0001 per share (the "Common Stock") of Scilex Holding Company, a Delaware corporation (the "Company"), to be issued by the Company to the selling securityholder named herein (the "Selling Securityholder") and 1,240,443 shares of Common Stock that are available to be issued and sold by the Company to the Selling Securityholder from time to time at the Company's election pursuant to the common stock purchase agreement, dated as of July 22, 2025, between the Company and the Selling Securityholder, subject to satisfaction of the conditions set forth therein. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on July 25, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).